PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	$ 813,628	$ 1,685,181
Property, plant and equipment at end of the year	767,973	813,628	$ 1,685,181
COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	3,171,975	3,979,910	3,205,281
Additions during the year	243,501	190,382	505,667
Cumulative translation adjustment			268,962
Disposals during the year		(998,317)
Property, plant and equipment at end of the year	3,415,476	3,171,975	3,979,910
ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	2,358,347	2,294,729	1,619,646
Depreciation for the year	291,820	384,126	534,545
Cumulative translation adjustment			140,538
Disposals during the year	(2,664)	(320,508)
Property, plant and equipment at end of the year	2,647,503	2,358,347	2,294,729
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year		249,493
Property, plant and equipment at end of the year			249,493
Land | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year		249,493	231,901
Cumulative translation adjustment			17,592
Disposals during the year		(249,493)
Property, plant and equipment at end of the year			249,493
Building
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year		384,907
Property, plant and equipment at end of the year			384,907
Building | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year		438,471	407,555
Cumulative translation adjustment			30,916
Disposals during the year		(438,471)
Property, plant and equipment at end of the year			438,471
Building | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year		53,564	34,900
Depreciation for the year		7,698	15,484
Cumulative translation adjustment			3,180
Disposals during the year		(61,262)
Property, plant and equipment at end of the year			53,564
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	80,083	103,522
Property, plant and equipment at end of the year	61,951	80,083	103,522
Leasehold improvements | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	169,938	169,938	38,648
Additions during the year			127,181
Cumulative translation adjustment			4,109
Property, plant and equipment at end of the year	169,938	169,938	169,938
Leasehold improvements | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	89,855	66,416	26,750
Depreciation for the year	18,132	23,439	35,702
Cumulative translation adjustment			3,964
Property, plant and equipment at end of the year	107,987	89,855	66,416
Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	537,353	650,784
Property, plant and equipment at end of the year	558,757	537,353	650,784
Production & development equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	1,488,958	1,649,728	1,388,117
Additions during the year	203,169	149,583	146,388
Cumulative translation adjustment			115,223
Disposals during the year		(310,353)
Property, plant and equipment at end of the year	1,692,127	1,488,958	1,649,728
Production & development equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	951,605	998,944	683,803
Depreciation for the year	184,429	211,908	254,794
Cumulative translation adjustment			60,347
Disposals during the year	(2,664)	(259,247)
Property, plant and equipment at end of the year	1,133,370	951,605	998,944
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	110,479	157,827
Property, plant and equipment at end of the year	77,335	110,479	157,827
Computer hardware | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	543,922	543,922	429,147
Additions during the year			77,518
Cumulative translation adjustment			37,257
Property, plant and equipment at end of the year	543,922	543,922	543,922
Computer hardware | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	433,443	386,095	297,199
Depreciation for the year	33,144	47,348	64,166
Cumulative translation adjustment			24,730
Property, plant and equipment at end of the year	466,587	433,443	386,095
Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	7,000	40,256
Property, plant and equipment at end of the year	6,961	7,000	40,256
Computer software | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	653,072	612,273	425,142
Additions during the year	40,332	40,799	145,424
Cumulative translation adjustment			41,707
Property, plant and equipment at end of the year	693,404	653,072	612,273
Computer software | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	646,072	572,017	397,476
Depreciation for the year	40,371	74,055	140,652
Cumulative translation adjustment			33,889
Property, plant and equipment at end of the year	686,443	646,072	572,017
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	78,713	98,391
Property, plant and equipment at end of the year	62,969	78,713	98,391
Office equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	316,085	316,085	284,771
Additions during the year			9,156
Cumulative translation adjustment			22,158
Property, plant and equipment at end of the year	316,085	316,085	316,085
Office equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	237,372	217,694	179,518
Depreciation for the year	15,744	19,678	23,747
Cumulative translation adjustment			14,429
Property, plant and equipment at end of the year	$ 253,116	$ 237,372	$ 217,694